Convertible note (Details)			1 Months Ended
	Aug. 16, 2023 ¥ / shares shares	Sep. 17, 2020 USD ($)	Jul. 31, 2022 ¥ / shares	Dec. 31, 2024 ¥ / shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 CNY (¥) ¥ / shares	Sep. 17, 2020 CNY (¥)
Peak Asia Investment Holdings V Limited (ADV)
Convertible note
Conversion price per ordinary share	¥ 4.203
Number of shares issued | shares	12,088,808
Conversion price per ordinary share	¥ 4.203
Exit payment agreement
Convertible note
Exercise price of warrant						¥ 4.67
Fair value of warrants | ¥						¥ 19,506,000
Exit payment agreement | Peak Asia Investment Holdings V Limited (ADV)
Convertible note
Exercise price of warrant				¥ 4.67
Maximum | Exit payment agreement
Convertible note
Face amount of debt | $					$ 2,700,000
Convertible note 2020
Convertible note
Face amount of debt		$ 5,000,000					¥ 33,474,000
Conversion price per ordinary share			¥ 4.203
Conversion price per ordinary share			¥ 4.203
Convertible note 2020 | Note conversion at maturity date
Convertible note
Redemption price as a percent of issuance price		12.50%
Convertible note 2020 | Note conversion after one year from the issue date
Convertible note
Percentage of redemption amount accruing from issuance of note till redemption		15.00%